Consolidated Statements Of Operations And Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Products revenue		¥ 82,225		$ 11,581	[1]	¥ 473,740	¥ 631,838
Cost of revenue		(73,147)		(10,302)	[1]	(87,021)	(113,955)
Gross profit		9,078		1,279	[1]	386,719	517,883
Operating expenses:
Research and development expenses		(42,304)		(5,958)	[1]	(48,387)	(53,153)
Sales and marketing expenses		(6,532)		(920)	[1]	(4,070)	(3,006)
General and administrative expenses		(25,210)		(3,551)	[1]	(11,557)	(14,403)
Total operating expenses		(74,046)		(10,429)	[1]	(64,014)	(70,562)
Income/(loss) from operations		(64,968)		(9,150)	[1]	322,705	447,321
Interest income		16,750		2,359	[1]	11,132	2,518
Foreign exchange gain/(loss), net		(524)		(74)	[1]	3,494	(238)
Other income,net	[1]	13,191		1,856		29,726	543
Income/(loss) before income tax expenses		(35,551)		(5,009)	[1]	367,057	450,144
Income tax (expense)/benefit		8,756		1,233	[1]	(11,856)	0
Net income/(loss)		(26,795)		(3,776)		355,201	450,144
Foreign currency translation adjustment, net of nil tax		1,838		259	[1]	0	0
Total comprehensive income/(loss)		¥ (24,957)		$ (3,517)	[1]	¥ 355,201	¥ 450,144
Weighted average number of shares outstanding, basic	[2]	119,387,937	[1]	119,387,937	[1]	117,647,000	100,870,300
Weighted average number of shares outstanding, diluted	[2]	119,387,937	[1]	119,387,937	[1]	117,647,000	100,870,300
Earnings per share, basic | (per share)		¥ (0.22)		$ (0.03)	[1]	¥ 3.02	¥ 4.46
Earnings per share, diluted | (per share)		¥ (0.22)		$ (0.03)	[1]	¥ 3.02	¥ 4.46

[1]	The reclassification of amortization of other income and interest expense and guarantee fee to other income, net can be referenced in Note 2(ad).
[2]	Retroactively restated for the stock subdivision as described in Note 1.